Employee Benefit Plan, Summary of Accounting Policy (Tables) - EBP: 58-1111076 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
ABCB:EmployerContributionPercentageVestingPerYear	2000.00%
EBP, Accounting Policy [Line Items]
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0
EBP, Summary of Accounting Policy
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition

The Plan's investments are stated at fair value, except fully benefit responsive investment contracts, as defined in Note 3. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for further discussion of fair value. In accordance with generally accepted accounting practices for stating investments at fair value, net unrealized appreciation for the period is reflected in the Statement of Changes in Net Assets Available for Benefits.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Benefit-Responsive Investment Contracts: For these investments, the contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts. This being due to the fact that that contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Contributions Income Recognition: The Plan records employer and employee contributions receivable when compensation is paid and deferrals are withheld. In accordance with ASC 326, no allowance for credit losses has been recorded at December 31, 2025 and 2024, as employer and employee contributions receivable have never historically incurred losses and current conditions and supportable forecasts show zero risk of nonpayment.

Payment of Benefits

Benefits are recorded when paid.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed as they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan payments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded. Payments on loans are collected through regular payroll deductions.

Subsequent Events
Plan management has evaluated events and transactions that occurred between December 31, 2025 and the issuance of the report for possible recognition or disclosure in the financial statements.
EBP, Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
EBP, Use of Estimate
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

EBP, Investment
Valuation of Investments and Income Recognition

The Plan's investments are stated at fair value, except fully benefit responsive investment contracts, as defined in Note 3. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for further discussion of fair value. In accordance with generally accepted accounting practices for stating investments at fair value, net unrealized appreciation for the period is reflected in the Statement of Changes in Net Assets Available for Benefits.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Benefit-Responsive Investment Contracts: For these investments, the contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts. This being due to the fact that that contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
Contributions Income Recognition: The Plan records employer and employee contributions receivable when compensation is paid and deferrals are withheld. In accordance with ASC 326, no allowance for credit losses has been recorded at December 31, 2025 and 2024, as employer and employee contributions receivable have never historically incurred losses and current conditions and supportable forecasts show zero risk of nonpayment.
EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Note Receivable from Participant
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed as they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan payments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded. Payments on loans are collected through regular payroll deductions.
EBP, Subsequent Event
Subsequent Events
Plan management has evaluated events and transactions that occurred between December 31, 2025 and the issuance of the report for possible recognition or disclosure in the financial statements.